Victory Global Natural Resources Fund
Victory Global Natural Resources Fund
Investment Objective
The Fund seeks to provide long-term capital appreciation.
Fund Fees and Expenses

The following table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional, in Investing with Victory on page 200 and in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries of the Fund's Prospectus. You may also find information about these discounts in Additional Purchase, Exchange and Redemption Information on page 36 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Victory Global Natural Resources Fund	Class A		Class C		Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	none	[1]	1.00%	[2]	none	none
[1]	A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 12 months of purchase. For additional information, see Choosing a Share Class beginning on page 202.
[2]	The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Annual Fund Operating Expenses - Victory Global Natural Resources Fund		Class A	Class C	Class R	Class Y
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses		0.23%	0.31%	0.24%	0.17%
Total Annual Fund Operating Expenses		1.48%	2.31%	1.74%	1.17%
Fee Waiver/Expense Reimbursement	[1]	none	(0.03%)	none	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.48%	2.28%	1.74%	1.15%
[1]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 31, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.48%, 2.28%, 1.86% and 1.15% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Victory Global Natural Resources Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	717	1,016	1,336	2,242
Class C	331	718	1,232	2,643
Class R	177	548	944	2,052
Class Y	117	369	641	1,418

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Victory Global Natural Resources Fund | Class C | USD ($)	231	718	1,232	2,643

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate will generally indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies that SailingStone Capital Partners LLC, the Fund's sub-adviser, ("SailingStone") considers to be principally engaged in natural resources industries. The Fund may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States.

The Fund is non-diversified and expects to hold a larger portion of its assets in a smaller number of issuers. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund's investment team currently expects that the Fund typically will hold between 15 and 30 securities positions.

In evaluating investments for the Fund, SailingStone conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify "advantaged assets," inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. "Advantaged assets" are the low cost producers of a given commodity that SailingStone believes offer a competitive advantage in the form of achieving higher returns on capital relative to their cost of capital and the returns of other producers.

SailingStone believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. SailingStone seeks to purchase interests in companies with these characteristics when it believes the stock price reflects a limited possibility of permanent capital impairment.

SailingStone seeks to identify companies that have the potential to provide favorable long-term investment performance in any of the natural resources industries over a commodity price cycle. The Fund may invest in companies of any size, although it is likely that many of the companies offering the most attractive long-term returns will be smaller and medium-sized companies. SailingStone does not attempt to replicate within the Fund's portfolio the commodity exposures of broad natural resources equity indices or to replicate or approximate any index return. As a result, the representations of the various natural resources equity industries in the Fund's portfolio will likely differ significantly from the representations of those same industries in any one or more natural resources equity indices, and the Fund's investment performance will likely differ, at times substantially, from that of such indices.

Companies in natural resources industries include companies that SailingStone considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, energy sources, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities.

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company's assets, gross income, cash flow, or net profits is, in SailingStone's judgment, committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if SailingStone believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in natural resources industries.

SailingStone regularly reviews the Fund's investments and will sell securities when it believes the securities are no longer attractive because of valuation; however there are a number of other reasons that could result in a position being reduced or sold. These include 1) a poor capital allocation decision, 2) a change in project economics and/or a change in the cost curve, 3) a change in above-ground risk, 4) a change in balance sheet risk, 5) a change in management or management execution, and 6) a change in governance practices.

From time to time, the Fund may make investments in private placements. In addition, the Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

■  Concentration Risk. Concentrating investments in the natural resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

■  Currency Risk. Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

■  Emerging Market Risk. The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

■  Equity Risk. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

■  Foreign Securities Risk. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Management Risk. The Adviser may not execute the Fund's principal investment strategy effectively.

■  Natural Resources Investment Risk. Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships ("MLPs"), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

■  Non-Diversified Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.

■  Overweighting Risk. Overweighting investments in an industry or group of industries relative to the Fund's benchmark index increases the risk that the Fund will underperform its benchmark, because a general decline in the prices of stocks in that industry or group of industries will affect the Fund to a greater extent than its benchmark.

■  Private Placement Risk. A private placement involves the sale of securities that have not been registered under the Securities Act of 1933, or relevant provisions of applicable non-U.S. law, to certain institutional and qualified individual purchasers. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. Securities sold through private placements are not publicly traded and, therefore, are less liquid. Companies seeking private placement investments tend to be in earlier stages of development and have not yet been fully tested in the public marketplace.

■  Smaller Company Risk. Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

■  Value Investing Risk. Value stocks may fall out of favor with investors and may underperform growth stocks in an up market. The intrinsic value of value stocks may never be fully recognized by the market or their price may decline.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

Fund Performance

The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund's average annual total returns, including applicable maximum sales charges, compare to those of a broad measure of market performance. Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at VictoryFunds.com. Performance information for the Fund's Class A, Class C, Class R and Class Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Global Natural Resources Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by SailingStone Capital Partners LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)
Annual Total Return for Class A Shares

Best Quarter Second Quarter 2016 22.42% Worst Quarter Third Quarter 2008 -34.23%
Average Annual Total Returns (Periods ended December 31, 2016)
Average Annual Returns - Victory Global Natural Resources Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years		Average Annual Returns, Inception Date
Class A	44.29%	(6.20%)	(1.19%)
Class C	50.94%	(5.80%)	(2.75%)	[1]	May 01, 2007
Class R	52.72%	(5.40%)	(1.01%)
Class Y	53.67%	(4.76%)	(1.66%)	[1]	May 01, 2007
After Taxes on Distributions | Class A	44.29%	(6.81%)	(1.66%)
After Taxes on Distributions and Sale of Fund Shares | Class A	25.07%	(4.58%)	(0.80%)
MSCI World Commodity Producers Index (reflects no deduction for fees, expenses or taxes excluding foreign withholding taxes)	30.53%	(1.43%)	0.37%
S&P North American Natural Resources Sector IndexTM (reflects no deduction for fees, expenses or taxes)	30.87%	1.26%	2.64%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%
[1]	Inception dates of Class C and Class Y shares is May 1, 2007.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.